Management Fees Fee Waiver Or Reimbursement Over Assets [Member] Annual Fund Operating Expenses - AB Large Cap Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.10%	[1]
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.85%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.10%	[1]
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	1.60%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.10%	[1]
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.60%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.10%	[1]
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.65%
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.10%	[1]
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.59%
Management Fees Fee Waiver Or Reimbursement Over Assets [Member] | Class A
Prospectus [Line Items]
Fee Waiver or Reimbursement	(0.02%)	[3]
Management Fees Fee Waiver Or Reimbursement Over Assets [Member] | Class C
Prospectus [Line Items]
Fee Waiver or Reimbursement	(0.02%)	[3]
Management Fees Fee Waiver Or Reimbursement Over Assets [Member] | Advisor Class
Prospectus [Line Items]
Fee Waiver or Reimbursement	(0.02%)	[3]
Management Fees Fee Waiver Or Reimbursement Over Assets [Member] | Class I
Prospectus [Line Items]
Fee Waiver or Reimbursement	(0.02%)	[3]
Management Fees Fee Waiver Or Reimbursement Over Assets [Member] | Class Z
Prospectus [Line Items]
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Management Fees Over Assets [Member] | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Net Management Fees Over Assets [Member] | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Net Management Fees Over Assets [Member] | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Net Management Fees Over Assets [Member] | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Net Management Fees Over Assets [Member] | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%

[1]	“Other Expenses” includes acquired fund fees and expenses totaling less than 0.01%.
[2]
The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Fund to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.90%, 1.65%, 0.65%, 0.65% and 0.65% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class I and Class Z shares. The agreement will remain in effect until October 31, 2027 and may only be terminated or changed with the consent of the Fund’s Board of Trustees. In addition, the agreement will be automatically extended for one‑year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.

[3]
The Adviser has contractually agreed to waive 0.025% of its management fee from the Fund until October 31, 2027. This waiver agreement may be terminated or changed only with the consent of the Board of Trustees.